Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,375,000.00
Previously Paid Amount	10,720.01
Total Fee Amount	17,866.68
Total Offset Amount	0.00
Net Fee	$ 7,146.67